Stock Compensation Expense (Details) - Schedule of Vested and Nonvested Stock - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Vested and Nonvested Stock Options [Member]
Stock Compensation Expense (Details) - Schedule of Vested and Nonvested Stock [Line Items]
Number, Outstanding Begining balance (in Shares)	18,863,654	19,912,281
Weighted Average Exercise Price, Outstanding Begining balance	$ 0.38	$ 0.38
Weighted Average Remaining Life, Begining balance		4 years 10 months 9 days
Number, Granted (in Shares)
Weighted Average Exercise Price, Granted
Weighted Average Remaining Life, Granted
Number, Exercised (in Shares)	(2,150,847)	(1,048,627)
Weighted Average Exercise Price, Exercised	$ 0.38	$ 0.38
Weighted Average Remaining Life, Exercised
Number, Expired or forfeited (in Shares)
Weighted Average Exercise Price, Expired or forfeited
Weighted Average Remaining Life, Expired or forfeited
Number, Outstanding Ending balance (in Shares)		18,863,654	19,912,281
Weighted Average Exercise Price, Outstanding Ending balance	$ 0.38	$ 0.38	$ 0.38
Weighted Average Remaining Life, Ending balance		4 years 1 month 17 days
Vested and Nonvested Stock Warrants [Member]
Stock Compensation Expense (Details) - Schedule of Vested and Nonvested Stock [Line Items]
Number, Outstanding Begining balance (in Shares)	5,923,333	6,575,284
Weighted Average Exercise Price, Outstanding Begining balance	$ 11.5	$ 10.41
Weighted Average Remaining Life, Begining balance		5 years 9 months 14 days
Weighted Average Exercise Price, Granted
Weighted Average Remaining Life, Granted
Number, Exercised (in Shares)		(651,951)
Weighted Average Exercise Price, Exercised		$ 0.53
Weighted Average Remaining Life, Exercised
Number, Expired or forfeited (in Shares)
Weighted Average Exercise Price, Expired or forfeited
Weighted Average Remaining Life, Expired or forfeited
Number, Outstanding Ending balance (in Shares)		5,923,333	6,575,284
Weighted Average Exercise Price, Outstanding Ending balance	$ 11.5	$ 11.5	$ 10.41
Weighted Average Remaining Life, Ending balance		4 years 6 months 18 days
Nonvested Stock Warrants [Member]
Stock Compensation Expense (Details) - Schedule of Vested and Nonvested Stock [Line Items]
Number, Outstanding Begining balance (in Shares)
Weighted Average Exercise Price, Outstanding Begining balance
Number, Granted (in Shares)		0	0
Weighted Average Exercise Price, Granted
Number,Vested (in Shares)	165,225
Weighted- Average Exercise Price, Vested
Number, Expired or forfeited (in Shares)
Weighted Average Exercise Price, Expired or forfeited
Number, Outstanding Ending balance (in Shares)
Weighted Average Exercise Price, Outstanding Ending balance